UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSRS

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-22112

SEI Alpha Strategy Portfolios, LP

(Exact name of Registrant as specified in charter)

SEI Investments

One Freedom Valley Drive

Oaks, PA 19456

(Address of principal executive offices) (Zip code)

The Corporation Trust Company

Corporation Trust Center

1209 Orange Street

Wilmington, Delaware 19801

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-800-342-5734

Date of fiscal year end: May 31, 2013

Date of reporting period: November 30, 2012

Item 1.	Reports to Stockholders.

SEI ALPHA STRATEGY PORTFOLIOS, LP

SEI LIBOR Plus Portfolio

Financial Statements

For the six month period from

May 31, 2012

to

November 30, 2012

(Unaudited)

SEI Alpha Strategy Portfolios, LP

Schedule of Investments

November 30, 2012

(Unaudited)

SEI LIBOR Plus Portfolio

†	Percentages based on total investments

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES — 58.6%

Agency Mortgage-Backed Obligations — 24.5%
FHLMC ARM (A)
3.514%, 03/01/2036	$5,488	$5,895
2.406%, 10/01/2035	1,975	2,108
2.375%, 06/01/2035	4,397	4,690
FHLMC REMIC, Ser 2007-3335, Cl BF
0.364%, 07/15/2019 (A)	1,635	1,635
FHLMC REMIC, Ser 2010-83, Cl BA
5.000%, 08/25/2040	3,599	3,931
FNMA ARM (A)
2.930%, 10/01/2033	1,176	1,266
2.925%, 05/01/2034	1,099	1,158
2.902%, 09/01/2034	1,902	2,042
2.859%, 10/01/2033	817	873
2.819%, 05/01/2035	3,750	4,007
2.717%, 10/01/2033	717	766
2.694%, 04/01/2033	771	824
2.644%, 06/01/2035	1,538	1,639
2.613%, 10/01/2035	3,058	3,259
2.607%, 05/01/2037	5,863	6,236
2.505%, 01/01/2034	1,591	1,692
2.503%, 06/01/2035	953	994
2.476%, 04/01/2034	2,545	2,710
2.435%, 09/01/2033	2,130	2,227
2.356%, 08/01/2034	3,040	3,239
2.349%, 07/01/2036	4,467	4,768
2.339%, 07/01/2034	2,947	3,129
2.338%, 07/01/2034	1,390	1,477
2.332%, 05/01/2035	1,700	1,813
2.282%, 10/01/2024 to 10/01/2033	2,438	2,607
2.212%, 02/01/2035	3,311	3,469
2.202%, 03/01/2035	3,436	3,607
FNMA CMO REMIC, Ser 2007- 76, Cl PD
6.000%, 03/25/2036	3,112	3,220
FNMA CMO REMIC, Ser 2011- 63, Cl FG
0.661%, 07/25/2041 (A)	6,408	6,471
FNMA CMO, Ser 2011-88, Cl AB
2.500%, 09/25/2026	7,673	7,910
FNMA REMIC, Ser 2011-406, Cl 6, IO
4.000%, 01/25/2041 (A)	2,652	307

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
FNMA TBA
3.500%, 12/01/2040 to 01/01/2041	$6,300	$6,714
3.000%, 01/15/2043	4,000	4,199
GNMA ARM (A)
2.029%, 12/20/2060	3,786	4,027
1.680%, 09/20/2060 to 11/20/2060	4,784	4,912
1.408%, 11/20/2060	4,041	4,121
1.353%, 12/20/2060	4,325	4,420
GNMA CMO, Ser 2002-66, Cl FC
0.608%, 07/16/2031 (A)	2,037	2,057
GNMA CMO, Ser 2005-93, Cl PA
5.500%, 06/20/2033	674	686
GNMA CMO, Ser 2010-66, Cl A
1.869%, 09/16/2027	4,780	4,818
GNMA CMO, Ser 2011-69, IO
5.000%, 03/20/2036	1,770	112
GNMA CMO, Ser 2012-100, IO
0.886%, 08/16/2052 (A)	12,949	960
GNMA CMO, Ser 2012-70, IO
0.962%, 08/16/2052 (A)	17,474	1,203
GNMA CMO, Ser 2012-78, IO
1.054%, 06/16/2052 (A)	12,920	1,002
GNMA CMO, Ser 2012-95, IO
1.047%, 02/16/2053 (A)	3,884	357
NCUA Guaranteed Notes CMO, Ser 2010-A1, Cl A
0.559%, 12/07/2020 (A)	1,505	1,510
NCUA Guaranteed Notes CMO, Ser 2010-R1, Cl 1A
0.659%, 10/07/2020 (A)	5,811	5,831
NCUA Guaranteed Notes CMO, Ser 2010-R3, Cl 1A
0.773%, 12/08/2020 (A)	8,525	8,565
NCUA Guaranteed Notes CMO, Ser 2011-R1, Cl 1A
0.609%, 01/08/2020 (A)	961	962
NCUA Guaranteed Notes CMO, Ser 2011-R2, Cl 1A
0.619%, 02/06/2020 (A)	846	849
NCUA Guaranteed Notes CMO, Ser 2011-R3, Cl 1A
0.609%, 03/11/2020 (A)	370	371

SEI Alpha Strategy Portfolios, LP

Schedule of Investments

November 30, 2012

(Unaudited)

SEI LIBOR Plus Portfolio

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
NCUA Guaranteed Notes CMO, Ser 2011-R4, Cl 1A
0.563%, 03/06/2020 (A)	$1,680	$1,683
NCUA Guaranteed Notes CMO, Ser 2011-R6, Cl 1A
0.593%, 05/07/2020 (A)	2,386	2,390

		151,718

Non-Agency Mortgage-Backed Obligations — 34.1%
ABN Amro Mortgage, Ser 2003-3, Cl B3
5.750%, 02/25/2033 (B)	232	86
Adjustable Rate Mortgage Trust, Ser 2005-2, Cl 1A2
2.895%, 06/25/2035 (A)	981	872
American Home Mortgage Investment Trust, Ser 2005-2, Cl 5A3
5.077%, 09/25/2035 (C)	2,334	2,379
Banc of America Funding, Ser 2004-C, Cl 2A2
3.177%, 12/20/2034 (A)	1,233	1,169
Banc of America Funding, Ser 2010-R4, Cl 6A1
0.364%, 01/26/2037 (A) (B)	2,700	2,572
Banc of America Funding, Ser 2010-R11A, Cl 4A6
4.737%, 11/26/2036 (A) (B)	5,214	5,176
Banc of America Merrill Lynch Commercial Mortgage, Ser 2006-4, Cl A2
5.522%, 07/10/2046	1,378	1,394
Banc of America Merrill Lynch Commercial Mortgage, Ser 2006-5, Cl A2
5.317%, 09/10/2047	4,168	4,169
Banc of America Merrill Lynch Commercial Mortgage, Ser 2007-2, Cl A4
5.631%, 04/10/2049 (A)	900	1,052
Banc of America Mortgage Securities, Ser 2007-4, Cl B1
6.002%, 12/28/2037 (A)	1,278	46
Bear Stearns Commercial Mortgage Securities, Ser 2005-PWR9, Cl A2
4.735%, 09/11/2042	1,750	1,788
Bear Stearns Commercial Mortgage Securities, Ser 2007-PW16, Cl A4
5.716%, 06/11/2040 (A)	3,000	3,566
Bear Stearns Commercial Mortgage Securities, Ser 2007-T28, Cl F
5.973%, 09/11/2042 (A) (B)	548	156
Bear Stearns Commercial Mortgage Securities, Ser 2007-T28, Cl G
5.973%, 09/11/2042 (A) (B)	955	151
Bear Stearns Mortgage Funding Trust, Ser 2006-SL5, Cl 1A
0.511%, 12/25/2036 (A)	63	32

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
Chase Mortgage Finance, Ser 2007-A1, Cl 7A1
2.939%, 02/25/2037 (A)	$3,195	$3,208
Citicorp Mortgage Securities, Ser 2005-4, Cl 2A1
5.000%, 07/25/2020	526	553
Citicorp Mortgage Securities, Ser 2007-2, Cl 1A3
6.000%, 02/25/2037	1,606	1,674
Citigroup Mortgage Loan Trust, Ser 2008-AR4, Cl 2A1A
2.886%, 11/25/2038 (A) (B)	4,738	4,858
Countrywide Alternative Loan Trust, Ser 2003-J1, Cl 3A1
5.000%, 10/25/2018	2,221	2,293
Countrywide Home Loan Mortgage Pass-Through Trust, Ser 2003-2, Cl A18
8.000%, 03/25/2033	1	1
Countrywide Home Loan Mortgage Pass-Through Trust, Ser 2003-26, Cl 2A1
0.611%, 08/25/2033 (A)	417	402
Countrywide Home Loan Mortgage Pass-Through Trust, Ser 2004-8, Cl 2A1
4.500%, 06/25/2019	1,757	1,818
Countrywide Home Loan Mortgage Pass-Through Trust, Ser 2004-18, Cl A1
6.000%, 10/25/2034	871	915
Countrywide Home Loan Mortgage Pass-Through Trust, Ser 2005-5, Cl A6
5.500%, 03/25/2035	42	42
Countrywide Home Loan Mortgage Pass-Through Trust, Ser 2005-27, Cl M
5.500%, 12/25/2035	1,215	—
Countrywide Home Loan Mortgage Pass-Through Trust, Ser 2005-HYB9, Cl 1A2
2.783%, 02/20/2036 (A)	34	1
Credit Suisse First Boston Mortgage Securities, Ser 2002-AR31, Cl 4A1
3.050%, 11/25/2032 (A)	575	579
Credit Suisse Mortgage Capital Pass-Through Certificates, Ser 2007-C2, Cl A3
5.542%, 01/15/2049 (A)	1,630	1,853
Credit Suisse Mortgage Capital Pass-Through Certificates, Ser 2007-C5, Cl A4
5.695%, 09/15/2040 (A)	2,308	2,664
Credit-Based Asset Servicing and Securitization LLC, Ser 2006-MH1, Cl AF3
5.970%, 10/25/2036 (B) (C)	2,635	2,703
DBRR Trust, Ser EZ1, Cl A
0.946%, 09/25/2045 (B)	4,222	4,236

SEI Alpha Strategy Portfolios, LP

Schedule of Investments

November 30, 2012

(Unaudited)

SEI LIBOR Plus Portfolio

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
DBUBS Mortgage Trust, Ser 2011-LC2A, Cl XA, IO
1.439%, 07/10/2044 (A) (B)	$43,898	$3,074
Deutsche Mortgage Securities, Ser 2010-RS2, Cl A1
1.462%, 06/28/2047 (A) (B)	605	603
Developers Diversified Realty, Ser 2009-DDR1, Cl A
3.807%, 10/14/2022 (B)	3,738	3,924
Extended Stay America Trust, Ser 2010-ESHA, Cl XA1, IO
3.128%, 01/05/2013 (A) (B)	93,839	8
FDIC Structured Sale Guaranteed Notes, Ser 2010-S1, Cl 1A
0.762%, 02/25/2048 (A) (B)	7,677	7,692
FDIC Structured Sale Guaranteed Notes, Ser 2010-S2, Cl 1A
0.712%, 11/29/2037 (A) (B)	1,974	1,977
First Horizon Alternative Mortgage Trust, Ser 2005-AA3, Cl 3A1
2.619%, 05/25/2035 (A)	579	502
First Horizon Pass-Through Trust, Ser 2003-8, Cl 1A3
5.000%, 10/25/2033	2,187	2,217
GMAC Commercial Mortgage Securities, Ser 2004-C3, Cl A4
4.547%, 12/10/2041	1,017	1,017
Greenwich Capital Commercial Funding, Ser 2007-GG11, Cl A4
5.736%, 12/10/2049	3,780	4,457
GS Mortgage Securities II, Ser 2010-C2, Cl XA, IO
0.699%, 12/10/2043 (A) (B)	61,266	1,408
GS Mortgage Securities II, Ser 2011-ALF, Cl XA1, IO
3.566%, 02/10/2021 (A) (B)	18,986	501
GS Mortgage Securities II, Ser 2011-GC3, Cl X, IO
1.345%, 03/10/2044 (A) (B)	47,791	2,448
GS Mortgage Securities II, Ser GG10, Cl A4
5.789%, 08/10/2045 (A)	1,020	1,170
GSR Mortgage Loan Trust, Ser 2003-7F, Cl 5A1
0.611%, 10/25/2032 (A)	403	385
GSR Mortgage Loan Trust, Ser 2005-AR1, Cl 1A1
2.952%, 01/25/2035 (A)	868	851
GSR Mortgage Loan Trust, Ser 2005-AR2, Cl 1A2
2.920%, 04/25/2035 (A)	1,334	1,166
Harborview Mortgage Loan Trust, Ser 2004-7, Cl 2A1
2.630%, 11/19/2034 (A)	193	166
Harborview Mortgage Loan Trust, Ser 2005-9, Cl B11
1.961%, 06/20/2035 (A) (B)	292	2
HSI Asset Securitization Trust, Ser 2005-NC1, Cl 2A4
0.531%, 07/25/2035 (A)	1,723	1,579

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
Impac CMB Trust, Ser 2004-10, Cl 4M1
1.111%, 03/25/2035 (A)	$595	$450
JPMorgan Chase Commercial Mortgage Securities, Ser 2003-C1, Cl A2
4.985%, 01/12/2037	492	493
JPMorgan Chase Commercial Mortgage Securities, Ser 2005-CB12, Cl A3B
5.290%, 09/12/2037 (A)	439	452
JPMorgan Chase Commercial Mortgage Securities, Ser 2005-LDP1, Cl A2
4.625%, 03/15/2046	1,748	1,752
JPMorgan Chase Commercial Mortgage Securities, Ser 2005-LDP5, Cl A2
5.198%, 12/15/2044	4,795	4,823
JPMorgan Chase Commercial Mortgage Securities, Ser 2010-CNTR, Cl XA, IO
2.054%, 08/05/2032 (A) (B)	14,988	1,705
JPMorgan Chase Commercial Mortgage Securities, Ser 2011-C3, Cl XA, IO
1.550%, 02/15/2046 (A) (B)	40,741	2,508
JPMorgan Mortgage Trust, Ser 2004-S1, Cl 1A4
4.500%, 09/25/2034	1,891	1,928
JPMorgan Mortgage Trust, Ser 2005-A4, Cl 2A1
3.065%, 07/25/2035 (A)	614	606
JPMorgan Mortgage Trust, Ser 2007-A1, Cl 1A1
3.048%, 07/25/2035 (A)	926	941
LB-UBS Commercial Mortgage Trust, Ser 2005-C1, Cl A3
4.545%, 02/15/2030	590	590
LB-UBS Commercial Mortgage Trust, Ser 2007-C7, Cl A3
5.866%, 09/15/2045 (A)	2,770	3,323
Master Asset Securitization Trust, Ser 2005-1, Cl 2A5
5.000%, 05/25/2035	2,258	2,262
MASTR Adjustable Rate Mortgages Trust, Ser 2004-13, Cl 3A6
2.627%, 11/21/2034 (A)	1,167	1,171
Mellon Residential Funding, Ser 1999-TBC3, Cl A2
2.610%, 10/20/2029 (A)	978	992
Merrill Lynch Mortgage Investors, Ser 2005-A2, Cl A4
2.547%, 02/25/2035 (A)	1,051	1,062
Merrill Lynch Mortgage Investors, Ser 2005-A4, Cl 1A
2.899%, 07/25/2035 (A)	1,415	1,074
Morgan Stanley Capital I, Ser 2005-T19, Cl AAB
4.852%, 06/12/2047	1,631	1,680

SEI Alpha Strategy Portfolios, LP

Schedule of Investments

November 30, 2012

(Unaudited)

SEI LIBOR Plus Portfolio

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
Morgan Stanley Capital I, Ser 2007-IQ13, Cl A4
5.364%, 03/15/2044	$1,000	$1,155
Morgan Stanley Capital I, Ser IQ11, Cl A3
5.862%, 10/15/2042 (A)	306	310
Morgan Stanley Capital I, Ser IQ14, Cl A4
5.692%, 04/15/2049 (A)	1,700	1,971
Morgan Stanley Mortgage Loan Trust, Ser 2004-10AR, Cl 1A
2.814%, 11/25/2034 (A)	1,841	1,703
Morgan Stanley Mortgage Loan Trust, Ser 2005-5AR, Cl 1A1
0.478%, 09/25/2035 (A)	1,023	978
Mortgage-Linked Amortizing Notes CMO, Ser 2012-1, Cl A10
2.060%, 01/15/2022	6,721	6,877
Motel 6 Trust, Ser 2012-MTL6, Cl XA1, IO
3.005%, 10/05/2025 (A) (B)	20,000	1,206
PHH Mortgage Capital LLC, Ser 2008-CIM2, Cl 1A1
4.750%, 07/25/2038 (A)	2,975	2,922
Provident Funding Mortgage Loan Trust, Ser 2003-1, Cl A
2.497%, 08/25/2033 (A)	2,656	2,694
Residential Asset Securitization Trust, Ser 2007-A8, Cl 3A1
5.630%, 08/25/2022 (A)	1,922	1,794
Residential Funding Mortgage Securities I, Ser 2003-S7, Cl A7
5.500%, 05/25/2033	352	368
Residential Funding Mortgage Securities I, Ser 2004-S5, Cl 2A1
4.500%, 05/25/2019	2,670	2,725
Residential Funding Securities LLC, Ser 2003-RM2, Cl AI5
8.500%, 05/25/2033	619	655
Sequoia Mortgage Trust, Ser 2002-10, Cl 1A
1.008%, 10/20/2027 (A)	2,689	2,667
Sequoia Mortgage Trust, Ser 2010-H1, Cl A1
3.750%, 02/25/2040 (A)	940	951
Sequoia Mortgage Trust, Ser 2012-1, Cl 1A1
2.865%, 01/25/2042 (A)	4,770	4,864
Springleaf Mortgage Loan Trust, Ser 2012-1A, Cl A
2.667%, 09/25/2057 (A) (B)	2,461	2,491
Springleaf Mortgage Loan Trust, Ser 2012-2A, Cl A
2.220%, 10/25/2057 (A) (B)	3,341	3,374
Springleaf Mortgage Loan Trust, Ser 2012-3A, Cl A
1.570%, 12/25/2059 (A) (B)	4,422	4,435

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
Structured Adjustable Rate Mortgage Loan Trust, Ser 2005-7, Cl 1A3
2.793%, 04/25/2035 (A)	$3,106	$2,746
Thornburg Mortgage Securities Trust, Ser 2004-3, Cl A
0.948%, 09/25/2044 (A)	1,609	1,567
Thornburg Mortgage Securities Trust, Ser 2005-2, Cl A1
2.455%, 07/25/2045 (A)	3,824	3,659
Thornburg Mortgage Securities Trust, Ser 2007-1, Cl A2B
5.800%, 03/25/2037 (A)	3,851	3,531
Thornburg Mortgage Securities Trust, Ser 2007-4, Cl 1A1
2.644%, 09/25/2037 (A)	3,533	3,377
UBS Commercial Mortgage Trust, Ser 2012-C1, Cl XA, IO
2.562%, 05/10/2045 (A) (B)	13,144	2,004
Wachovia Bank Commercial Mortgage Trust, Ser 2005-C22, Cl A3
5.313%, 12/15/2044 (A)	369	369
Wachovia Bank Commercial Mortgage Trust, Ser 2006-C25, Cl A3
5.702%, 05/15/2043 (A)	1,252	1,256
Wachovia Bank Commercial Mortgage Trust, Ser 2007-C30, Cl A5
5.342%, 12/15/2043	1,700	1,949
Wachovia Bank Commercial Mortgage Trust, Ser 2007-C31, Cl A4
5.540%, 04/15/2047	2,000	2,312
WaMu Mortgage Pass-Through Certificates, Ser 2003-AR7, Cl A7
2.319%, 08/25/2033 (A)	138	139
WaMu Mortgage Pass-Through Certificates, Ser 2003-AR11, Cl A6
2.481%, 10/25/2033 (A)	894	915
WaMu Mortgage Pass-Through Certificates, Ser 2004-AR10, Cl A1B
0.670%, 07/25/2044 (A)	459	430
WaMu Mortgage Pass-Through Certificates, Ser 2004-AR10, Cl A3
0.800%, 07/25/2044 (A)	1,138	1,015
WaMu Mortgage Pass-Through Certificates, Ser 2004-CB4, Cl 22A
6.000%, 12/25/2019	624	649
WaMu Mortgage Pass-Through Certificates, Ser 2004-RS2, Cl A1
5.000%, 11/25/2033	291	291

SEI Alpha Strategy Portfolios, LP

Schedule of Investments

November 30, 2012

(Unaudited)

SEI LIBOR Plus Portfolio

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
WaMu Mortgage Pass-Through Certificates, Ser 2005-AR1, Cl A2A3
0.608%, 01/25/2045 (A)	$637	$605
WaMu Mortgage Pass-Through Certificates, Ser 2005-AR8, Cl 2A1A
0.498%, 07/25/2045 (A)	1,775	1,643
WaMu Mortgage Pass-Through Certificates, Ser 2005-AR9, Cl A1A
0.528%, 07/25/2045 (A)	419	395
WaMu Mortgage Pass-Through Certificates, Ser 2005-AR10, Cl 1A1
2.499%, 09/25/2035 (A)	141	141
WaMu Mortgage Pass-Through Certificates, Ser 2005-AR11, Cl A1A
0.528%, 08/25/2045 (A)	2,913	2,681
WaMu Mortgage Pass-Through Certificates, Ser 2005-AR13, Cl A1A2
1.610%, 10/25/2045 (A)	845	829
WaMu Mortgage Pass-Through Certificates, Ser 2005-AR15, Cl A1A1
0.468%, 11/25/2045 (A)	1,830	1,663
WaMu Mortgage Pass-Through Certificates, Ser 2005-AR17, Cl A1A1
0.478%, 12/25/2045 (A)	1,805	1,652
WaMu Mortgage Pass-Through Certificates, Ser 2005-AR19, Cl A1A2
0.498%, 12/25/2045 (A)	944	859
WaMu Mortgage Pass-Through Certificates, Ser 2006-AR12, Cl 1A2
2.781%, 10/25/2036 (A)	2,089	1,621
Washington Mutual Alternative Mortgage Pass-Through Certificates, Ser 2007-OA3, Cl 5A
2.319%, 04/25/2047 (A)	6,001	3,992
Wells Fargo Mortgage-Backed Securities Trust, Ser 2003-12, Cl A1
4.750%, 11/25/2018	683	706
Wells Fargo Mortgage-Backed Securities Trust, Ser 2004-E, Cl A1
4.896%, 05/25/2034 (A)	853	871
Wells Fargo Mortgage-Backed Securities Trust, Ser 2004-O, Cl A1
4.921%, 08/25/2034 (A)	4,624	4,822
Wells Fargo Mortgage-Backed Securities Trust, Ser 2006-3, Cl A11
5.500%, 03/25/2036	1,168	1,198

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
Wells Fargo Mortgage-Backed Securities Trust, Ser 2007-7, Cl A38
6.000%, 06/25/2037	$185	$179
WF-RBS Commercial Mortgage Trust, Ser 2011-C2, Cl XA, IO
1.156%, 02/15/2044 (A) (B)	31,430	1,559

		211,132

Total Mortgage-Backed Securities (Cost $360,520) ($ Thousands)		362,850

ASSET-BACKED SECURITIES — 32.2%

Automotive — 5.1%
Ally Master Owner Trust, Ser 2010-1, Cl A
1.958%, 01/15/2015 (A) (B)	5,000	5,011
AmeriCredit Automobile Receivables Trust, Ser 2010-3, Cl A3
1.140%, 04/08/2015	2,862	2,868
AmeriCredit Automobile Receivables Trust, Ser 2011-4, Cl A3
1.170%, 05/09/2016	3,500	3,521
AmeriCredit Automobile Receivables Trust, Ser 2012-1, Cl A3
1.230%, 09/08/2016	2,500	2,526
Chesapeake Funding LLC, Ser 2012-2A, Cl A
0.661%, 05/07/2024 (A) (B)	2,000	2,000
Ford Credit Floorplan Master Owner Trust, Ser 2011-1, Cl A2
0.407%, 02/15/2016 (A)	5,000	5,022
Mercedes-Benz Auto Receivables Trust, Ser 2009-1, Cl A3
1.670%, 01/15/2014	311	311
Nissan Master Owner Trust Receivables, Ser 2010-AA, Cl A
1.364%, 01/15/2015 (A) (B)	6,000	6,008
Wheels SPV LLC, Ser 2012-1, Cl A2
1.190%, 03/20/2021 (B)	4,000	4,030

		31,297

Credit Cards — 2.8%
American Express Credit Account Master Trust, Ser 2011-1, Cl A
0.378%, 04/17/2017 (A)	4,250	4,256
Cabela’s Master Credit Card Trust, Ser 2012-2A, Cl A2
0.688%, 06/15/2020 (A) (B)	3,000	3,007
GE Capital Credit Card Master Note Trust, Ser 2011-1, Cl A
0.758%, 01/15/2017 (A)	4,000	4,022
GE Capital Credit Card Master Note Trust, Ser 2011-3, Cl A
0.444%, 09/15/2016 (A)	6,000	6,005

		17,290

SEI Alpha Strategy Portfolios, LP

Schedule of Investments

November 30, 2012

(Unaudited)

SEI LIBOR Plus Portfolio

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
Mortgage Related Securities — 7.1%
ACE Securities, Ser 2005-HE2, Cl M3
0.931%, 04/25/2035 (A)	$2,235	$2,185
Argent Securities, Ser 2006-W2, Cl A2B
0.401%, 03/25/2036 (A)	1,594	638
Asset-Backed Funding Certificates, Ser 2004-OPT5, Cl M1
1.336%, 03/25/2034 (A)	326	215
Asset-Backed Securities Home Equity, Ser 2006-HE3, Cl A4
0.381%, 03/25/2036 (A)	2,609	2,239
Bayview Financial Acquisition Trust, Ser 2005-C, Cl A2
0.561%, 06/28/2044 (A)	1,442	1,390
Bear Stearns Asset-Backed Securities Trust, Ser 2005-HE5, Cl M1
0.661%, 06/25/2035 (A)	867	855
Citigroup Mortgage Loan Trust, Ser 2004-NCM2, Cl 1CB2
6.750%, 08/25/2034	84	89
Citigroup Mortgage Loan Trust, Ser 2010-9, Cl 5A1
4.750%, 03/25/2037 (B) (C)	5,750	5,772
Credit Suisse First Boston Mortgage Securities, Ser 2005-FIX1, Cl A2
4.310%, 05/25/2035 (C)	305	307
Green Tree Home Improvement Loan Trust, Ser 1997-E, Cl HEB1
7.530%, 01/15/2029	572	566
Home Equity Mortgage Trust, Ser 2006-5, Cl A1
5.500%, 01/25/2037 (C)	11,282	2,587
HSBC Home Equity Loan Trust, Ser 2007-3, Cl M1
2.461%, 11/20/2036 (A)	3,000	2,558
Indymac Residential Asset- Backed Trust, Ser 2005-A, Cl M1
0.681%, 03/25/2035 (A)	1,380	1,375
Master Asset-Backed Securities Trust, Ser 2003-WMC2, Cl M1
1.261%, 08/25/2033 (A)	286	284
Master Asset-Backed Securities Trust, Ser 2005-AB1, Cl A3B
5.233%, 11/25/2035 (C)	6,455	6,468
Master Asset-Backed Securities Trust, Ser 2006-AB1, Cl A2
0.441%, 02/25/2036 (A)	1,640	1,583
Master Asset-Backed Securities Trust, Ser 2006-NC3, Cl A5
0.418%, 10/25/2036 (A)	2,530	1,287
Morgan Stanley ABS Capital I, Ser 2005-HE5, Cl A2C
0.551%, 09/25/2035 (A)	1,225	1,220

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
Morgan Stanley ABS Capital I, Ser 2005-NC2, Cl M2
0.631%, 03/25/2035 (A)	$503	$480
Morgan Stanley ABS Capital I, Ser 2006-HE8, Cl A2B
0.311%, 10/25/2036 (A)	3,695	1,956
Morgan Stanley Dean Witter Capital I, Ser 2002-AM3, Cl M1
1.636%, 02/25/2033 (A)	109	103
Morgan Stanley Dean Witter Capital I, Ser 2003-NC4, Cl M2
3.211%, 04/25/2033 (A)	92	61
Nationstar Home Equity Loan Trust, Ser 2006-B, Cl AV4
0.488%, 09/25/2036 (A)	2,225	1,634
Option One Mortgage Loan Trust, Ser 2005-4, Cl M1
0.648%, 11/25/2035 (A)	1,077	891
Option One Mortgage Loan Trust, Ser 2005-5, Cl A3
0.421%, 12/25/2035 (A)	1,957	1,913
Option One Mortgage Loan Trust, Ser 2006-3, Cl 2A2
0.311%, 02/25/2037 (A)	778	482
Residential Asset Securities, Ser 2005-KS12, Cl A3
0.531%, 01/25/2036 (A)	2,800	2,377
Saxon Asset Securities Trust, Ser 2003-3, Cl AF6
5.394%, 12/25/2033 (C)	885	890
Securitized Asset-Backed Receivables LLC, Ser 2007-BR5, Cl A2A
0.338%, 05/25/2037 (A)	1,360	725
Soundview Home Equity Loan Trust, Ser 2007-NS1, Cl A1
0.327%, 01/25/2037 (A)	457	457

		43,587

Non-Agency Mortgage-Backed Obligations — 3.1%
BCAP LLC Trust, Ser 2009-RR2, Cl A1
2.862%, 01/21/2038 (A) (B)	2,184	2,209
Bear Stearns Adjustable Rate Mortgage Trust, Ser 2004-9, Cl 22A1
3.477%, 11/25/2034 (A)	1,370	1,375
Chase Mortgage Finance, Ser 2007-A1, Cl 1A3
3.031%, 02/25/2037 (A)	553	553
Countrywide Home Loan Mortgage Pass-Through Trust, Ser 2004-11, Cl 2A1
2.528%, 07/25/2034 (A)	1,678	1,650
Extended Stay America Trust, Ser 2010-ESHA, Cl A
2.951%, 11/05/2027 (B)	3,850	3,852
GS Mortgage Securities II, Ser 2011-ALF, Cl C
3.563%, 02/10/2021 (B)	2,250	2,292

SEI Alpha Strategy Portfolios, LP

Schedule of Investments

November 30, 2012

(Unaudited)

SEI LIBOR Plus Portfolio

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
Morgan Stanley Capital I, Ser 2006-T23, Cl AAB
5.806%, 08/12/2041 (A)	$2,556	$2,678
Wachovia Bank Commercial Mortgage Trust, Ser 2006-C26, Cl A2
5.935%, 06/15/2045	278	281
Wells Fargo Mortgage-Backed Securities Trust, Ser 2004-Q, Cl 1A2
2.615%, 09/25/2034 (A)	3,168	3,244
Wells Fargo Mortgage-Backed Securities Trust, Ser 2005-AR7, Cl 2A1
5.087%, 05/25/2035 (A)	1,197	1,219

		19,353

Other Asset-Backed Securities — 14.1%
Aames Mortgage Investment Trust, Ser 2004-1, Cl M4
1.783%, 01/25/2035 (A)	1,757	1,750
Aames Mortgage Investment Trust, Ser 2005-4, Cl M1
0.913%, 10/25/2035 (A)	2,586	2,555
Ameriquest Mortgage Securities, Ser 2005-R1, Cl M1
0.658%, 03/25/2035 (A)	1,644	1,617
Ameriquest Mortgage Securities, Ser 2005-R3, Cl A1A
0.407%, 05/25/2035 (A)	268	267
Ameriquest Mortgage Securities, Ser 2005-R9, Cl AF3
4.930%, 11/25/2035 (C)	1,708	1,707
Ameriquest Mortgage Securities, Ser 2005-R9, Cl AF6
4.930%, 11/25/2035 (C)	3,789	3,784
Ameriquest Mortgage Securities, Ser 2005-R10, Cl A2B
0.428%, 01/25/2036 (A)	3,688	3,650
Ameriquest Mortgage Securities, Ser 2005-R11, Cl A2C
0.438%, 01/25/2036 (A)	179	179
Argent Securities, Ser 2005-W4, Cl A2C
0.511%, 02/25/2036 (A)	306	301
Carrington Mortgage Loan Trust, Ser 2005-NC5, Cl A2
0.531%, 10/25/2035 (A)	1,409	1,402
Chase Funding Mortgage Loan Asset-Backed Certificates, Ser 2002-3, Cl 1A6
4.707%, 06/25/2032	487	490
Chase Funding Mortgage Loan Asset-Backed Certificates, Ser 2003-5, Cl 1A6
4.597%, 01/25/2015	1,798	1,822
Chase Funding Mortgage Loan Asset-Backed Certificates, Ser 2003-6, Cl 1A6
4.585%, 11/25/2034	2,466	2,473

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
Chase Funding Mortgage Loan Asset-Backed Certificates, Ser 2004-2, Cl 1A4
5.323%, 02/25/2035	$1,102	$1,125
CNH Equipment Trust, Ser 2011-B, Cl A3
0.910%, 08/15/2016	4,000	4,017
Conseco Finance Securitization, Ser 2002-1, Cl A
6.681%, 12/01/2033 (A)	3,969	4,140
Conseco Financial, Ser 1996-3, Cl A6
7.850%, 05/15/2027 (A)	1,709	1,767
Conseco Financial, Ser 1996-6, Cl A6
7.950%, 09/15/2027	543	552
Conseco Financial, Ser 1996-8, Cl A7
8.050%, 11/15/2026 (A)	354	360
Conseco Financial, Ser 1997-2, Cl A6
7.240%, 06/15/2028 (A)	3,025	3,244
Conseco Financial, Ser 1997-3, Cl A5
7.140%, 03/15/2028	466	511
Conseco Financial, Ser 1997-3, Cl A6
7.320%, 03/15/2028	154	170
Conseco Financial, Ser 1997-7, Cl A7
6.960%, 07/15/2028 (A)	587	634
Countrywide Asset-Backed Certificates, Ser 2004-5, Cl 3A
0.441%, 09/25/2034 (A)	17	17
First Franklin Mortgage Loan Asset-Backed Certificates, Ser 2005-FF5, Cl M1
0.661%, 03/25/2035 (A)	459	457
First Franklin Mortgage Loan Asset-Backed Certificates, Ser 2006-FF9, Cl M1
0.461%, 06/25/2036 (A)	20,000	422
First Franklin Mortgage Loan Asset-Backed Certificates, Ser 2006-FFA, Cl A3
0.331%, 09/25/2026 (A)	469	81
First Franklin Mortgage Loan Asset-Backed Certificates, Ser 2006-FFB, Cl A2
0.341%, 12/25/2026 (A)	189	22
Fremont Home Loan Trust, Ser 2005-1, Cl M2
0.931%, 06/25/2035 (A)	283	280
Greenwich Capital Acceptance, Ser 1995-BA1, Cl B1
7.400%, 08/10/2020	1,206	1,212
GSAMP Trust, Ser 2005-WMC1, Cl A4
0.591%, 09/25/2035 (A)	175	173
GSAMP Trust, Ser 2007-NC1, Cl A2A
0.258%, 12/25/2046 (A)	111	49

SEI Alpha Strategy Portfolios, LP

Schedule of Investments

November 30, 2012

(Unaudited)

SEI LIBOR Plus Portfolio

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
GSAMP Trust, Ser 2007-NC1, Cl A2B
0.308%, 12/25/2046 (A)	$215	$96
GSAMP Trust, Ser 2007-NC1, Cl A2C
0.358%, 12/25/2046 (A)	984	441
HSI Asset Securitization Trust, Ser 2005-I1, Cl 2A3
0.557%, 11/25/2035 (A)	2,700	2,294
Lehman ABS Manufactured Housing Contract Trust, Ser 2001-B, Cl A3
4.350%, 04/15/2040	2,465	2,622
Lehman ABS Manufactured Housing Contract Trust, Ser 2001-B, Cl A4
5.270%, 04/15/2040	412	448
Lehman XS Trust, Ser 2005-9N, Cl 1A1
0.478%, 02/25/2036 (A)	334	247
Long Beach Mortgage Loan Trust, Ser 2005-2, Cl M2
0.671%, 04/25/2035 (A)	381	380
Morgan Stanley ABS Capital I, Ser 2005-HE6, Cl A2C
0.528%, 11/25/2035 (A)	5,125	4,958
New Century Home Equity Loan Trust, Ser 2005-C, Cl A2C
0.461%, 12/25/2035 (A)	4,797	4,237
Newcastle Investment Trust, Ser 2010-MH1, Cl A
4.500%, 07/10/2035 (B)	3,125	3,192
Newcastle Investment Trust, Ser 2011-MH1, Cl A
2.450%, 12/10/2033 (B)	3,655	3,698
Origen Manufactured Housing Contract Trust, Ser 2005-B, Cl A4
5.910%, 01/15/2037	708	742
Park Place Securities, Ser 2004-MHQ1, Cl M1
0.907%, 12/25/2034 (A)	613	613
Park Place Securities, Ser 2004-WCW1, Cl M1
0.841%, 09/25/2034 (A)	537	537
Park Place Securities, Ser 2004-WWF1, Cl M2
0.888%, 12/25/2034 (A)	2,668	2,655
Popular ABS Mortgage Pass- Through Trust, Ser 2004-5, Cl AF4
4.655%, 12/25/2034 (A)	4,841	4,869
Popular ABS Mortgage Pass- Through Trust, Ser 2005-3, Cl AF4
4.776%, 07/25/2035 (A)	1,140	1,178
Popular ABS Mortgage Pass- Through Trust, Ser 2005-B, Cl M1
0.691%, 08/25/2035 (A)	2,578	2,540

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
Residential Asset Mortgage Products, Ser 2004-RS8, Cl AI4
5.060%, 06/25/2032 (C)	$832	$845
SACO I, Ser 2005-9, Cl A1
0.711%, 12/25/2035 (A)	2,173	1,323
SACO I, Ser 2005-WM3, Cl A1
0.731%, 09/25/2035 (A)	1,148	502
Securitized Asset-Backed Receivables LLC Trust, Ser 2005-FR4, Cl M1
0.687%, 01/25/2036 (A)	1,266	1,255
Securitized Asset-Backed Receivables LLC Trust, Ser 2007-NC1, Cl A2B
0.361%, 12/25/2036 (A)	3,055	1,479
Soundview Home Equity Loan Trust, Ser 2005-OPT3, Cl A4
0.511%, 11/25/2035 (A)	885	856
Specialty Underwriting & Residential Finance, Ser 2005-AB3, Cl A2B
0.461%, 09/25/2036 (A)	158	158
Structured Asset Securities, Ser 2005-2XS, Cl 1A2A
4.510%, 02/25/2035 (C)	118	118
Structured Asset Securities, Ser 2007-BC2, Cl A3
0.341%, 03/25/2037 (A)	1,189	1,001
Terwin Mortgage Trust, Ser 2006-17HE, Cl A2A
0.291%, 01/25/2038 (A) (B)	13	13
Trip Rail Master Funding LLC, Ser 2011-1A, Cl A2
6.024%, 07/15/2041 (B)	2,148	2,463
Wells Fargo Home Equity Trust, Ser 2006-1, Cl A3
0.358%, 05/25/2036 (A)	524	520

		87,510

Total Asset-Backed Securities (Cost $231,023) ($ Thousands)		199,037

CORPORATE OBLIGATIONS — 4.5%

Consumer Discretionary — 0.2%
Time Warner
7.570%, 02/01/2024	1,000	1,333

Financials — 1.6%
American Express
6.800%, 09/01/2066 (A)	2,500	2,687
American Tower‡
5.050%, 09/01/2020	750	844
MetLife
6.400%, 12/15/2036	2,000	2,125
Morgan Stanley
4.875%, 11/01/2022	2,000	2,083
SLM MTN
8.450%, 06/15/2018	2,000	2,325

		10,064

SEI Alpha Strategy Portfolios, LP

Schedule of Investments

November 30, 2012

(Unaudited)

SEI LIBOR Plus Portfolio

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
Industrials — 1.2%
AGCO
5.875%, 12/01/2021	$2,000	$2,184
BNSF Funding Trust I
6.613%, 12/15/2055 (A)	2,261	2,563
Legrand France
8.500%, 02/15/2025	2,000	2,670

		7,417

Telecommunication Services — 1.2%
Comcast Cable Communications Holdings
9.455%, 11/15/2022	2,000	2,994
SBA Tower Trust
4.254%, 04/15/2015 (B)	4,000	4,211

		7,205

Utilities — 0.3%
Dominion Resources
7.500%, 06/30/2066 (A)	1,000	1,110
Wisconsin Energy
6.250%, 05/15/2067 (A)	1,000	1,080

		2,190

Total Corporate Obligations (Cost $26,679) ($ Thousands)		28,209

COLLATERALIZED DEBT OBLIGATIONS — 1.9%

Other Asset-Backed Securities — 1.9%
1776 CLO, Ser 2006-1A, Cl B
0.762%, 05/08/2020 (A) (B)	5,000	4,673
AMMC CLO III, Ser 2004-3A, Cl A
0.685%, 07/25/2016 (A) (B)	743	730
Centurion CDO VII, Ser 2004-7A, Cl A1A
0.683%, 01/30/2016 (A) (B)	585	583
Chatham Light CLO, Ser 2005- 2A, Cl A1
0.563%, 08/03/2019 (A) (B)	404	395
Gale Force CLO, Ser 2007-3A, Cl A1
0.561%, 04/19/2021 (A) (B)	2,600	2,529
Symphony CLO, Ser 2007-3A, Cl A1A
0.674%, 05/15/2019 (A) (B)	2,500	2,447
Victoria Falls CLO, Ser 2005-1A, Cl A2
0.764%, 02/17/2017 (A) (B)	586	575

Total Collateralized Debt Obligations (Cost $11,923) ($ Thousands)		11,932

Description	Face Amount ($ Thousands)/Shares	Market Value ($ Thousands)
U.S. TREASURY OBLIGATIONS (D) (E) — 0.1%
U.S. Treasury Bills
0.090%, 01/10/2013	$350	$350

Total U.S. Treasury Obligations (Cost $350) ($ Thousands)		350

CASH EQUIVALENT — 5.3%
SEI Daily Income Trust, Prime Obligation Fund, Cl A
0.060% *	32,938,201	32,938

Total Cash Equivalent (Cost $32,938) ($ Thousands)		32,938

Total Investments — 102.6% (Cost $663,433) ($ Thousands)		$635,316

The open futures contracts held by the Fund at November 30, 2012 is as follows:

Type of Contract	Number of Contracts Long (Short)	Expiration Date	Net Unrealized Appreciation (Depreciation) ($ Thousands)
U.S. 5-Year Treasury Note	(223)	Mar-13	$(32)
U.S. 10-Year Treasury Note	(155)	Mar-13	(27)
U.S. Long Treasury Bond	(47)	Mar-13	4

			$(55)

For the period ended November 30, 2012, the total amount of all open futures contracts, as presented in the table above, are representative of the volume of activity for this derivative type during the period.

Percentages are based on a Net Assets of $618,998 ($ Thousands)

*	Investment in Affiliated Security. The rate reported is the 7-day effective yield as of November 30, 2012.
‡	Real Estate Investment Trust.
(A)	Variable Rate Security - The rate reported on the Schedule of Investments is the rate in effect as of November 30, 2012. The date reported on the Schedule of Investments is the final maturity date.
(B)	Securities sold within terms of a private placement memorandum, exempt from registration under Section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other “accredited investors.” These securities have been determined to be liquid under guidelines established by the Board of Trustees.
(C)	Step Bonds - The rate reflected on the Schedule of Investments is the effective yield on November 30, 2012. The coupon on a step bond changes on a specified date.
(D)	Security, or portion thereof, has been pledged as collateral on open futures contracts.
(E)	The rate reported is the effective yield at time of purchase.

SEI Alpha Strategy Portfolios, LP

Schedule of Investments

November 30, 2012

(Unaudited)

SEI LIBOR Plus Portfolio

ABS — Asset-Backed Security

ARM — Adjustable Rate Mortgage

CDO — Collateralized Debt Obligation

Cl — Class

CLO — Collateralized Loan Obligation

CMO — Collateralized Mortgage Obligation

FDIC — Federal Deposit Insurance Corporation

FHLMC — Federal Home Loan Mortgage Corporation

FNMA — Federal National Mortgage Association

GNMA — Government National Mortgage Association

IO — Interest Only - face amount represents notional amount

LLC — Limited Liability Company

LP — Limited Partner

MTN — Medium Term Note

NCUA — National Credit Union Association

REMIC — Real Estate Mortgage Investment Conduit

Ser — Series

SPV — Special Purpose Vehicle

TBA — To Be Announced

The following is a summary of the inputs used as of November 30, 2012, in valuing the Fund’s investments carried at value
($ Thousands):

Investments in Securities	Level 1	Level 2	Level 3	Total
Mortgage-Backed Securities	$—	$362,850	$—	$362,850
Asset-Backed Securities	—	199,037	—	199,037
Corporate Obligations	—	28,209	—	28,209
Collateralized Debt Obligations	—	11,932	—	11,932
U.S. Treasury Obligations	—	350	—	350
Cash Equivalent	32,938	—	—	32,938

Total Investments in Securities	$32,938	$602,378	$—	$635,316

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Futures Contracts*	$(55)	$—	$—	$(55)
Reverse Repurchase Agreement	(7,699)	—	—	(7,699)

Total Securities Sold Short	$(7,754)	$—	$—	$(7,754)

*	Futures Contracts are valued at the unrealized depreciation on the instrument.

For the period ended November 30, 2012, there were no significant transfers between Level 1 and Level 2 assets and liabilities.

For the period ended November 30, 2012, there were no significant transfers between Level 2 and Level 3 assets and liabilities.

Amounts designated as “— ” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

SEI Alpha Strategy Portfolios, LP

Statement of Assets and Liabilities ($ Thousands)

November 30, 2012

(Unaudited)

SEI LIBOR Plus Portfolio
Assets
Investments, at value (cost $630,495)	$602,378
Affiliated investment, at value (cost $32,938)	32,938
Cash	88
Interest receivable	2,234
Securities sold receivable	150
Prepaid expenses	4

Total assets	637,792

Liabilities
Securities purchased payable	10,882
Reverse repurchase agreements	7,699
Interest payable on reverse repurchase agreements	6
Advisory fees payable	46
Payable for variation margin	43
Administration fees payable	27
Trustees fees payable	6
Chief Compliance Officer fees payable	2
Accrued expenses and other liabilities	83

Total liabilities	18,794

Net assets	$618,998

Net Assets:
Paid-in-capital (unlimited authorization - no par value)	$1,045,435
Undistributed net investment income	191,262
Accumulated net realized loss on investments and futures contracts	(589,527)
Net unrealized depreciation on investments	(28,117)
Net unrealized depreciation on futures contracts	(55)

Net assets	$618,998

Net asset value per share (based on 83,076,266 shares outstanding)*	$7.45

*	Shares are not rounded to thousands.

See accompanying notes to financial statements.

SEI Alpha Strategy Portfolios, LP

Statement of Operations ($ Thousands)

For the six months ended November 30, 2012

(Unaudited)

SEI LIBOR Plus Portfolio
Investment income:
Interest	$9,522
Dividends from affiliated security	12

Total investment income	9,534

Expenses:
Advisory fees	996
Administration fees	166
Trustee fees	9
Chief Compliance Officer fees	2
Professional fees	52
Interest expense	23
Custody fees	14
Printing expense	5
Other expenses	39

Total expenses	1,306

Waivers of expenses:
Advisory fees	(543)
Administration fees	(166)

Net expenses	597

Net investment income	8,937

Net realized and unrealized gain (loss) on investments:
Net realized loss on:
Investments	(2,072)
Futures contracts	(534)
Net change in unrealized appreciation on:
Investments	17,194
Futures contracts	189

Net realized and unrealized gain from investments	14,777

Net increase in net assets resulting from operations	$23,714

See accompanying notes to financial statements.

SEI Alpha Strategy Portfolios, LP

Statements of Changes in Net Assets ($ Thousands)

	SEI LIBOR Plus Portfolio
	Six Months Ended November 30, 2012 (Unaudited)	Year Ended May 31, 2012
Increase in net assets from operations:
Net investment income	$8,937	$22,008
Net realized loss from investments and futures contracts	(2,606)	(15,052)
Net change in unrealized appreciation on investments and futures contracts	17,383	10,633

Net increase in net assets resulting from operations	23,714	17,589

Capital
Capital subscriptions	140,600	31,500
Capital redemptions	(255,000)	(277,400)

Net decrease in net assets resulting from capital	(114,400)	(245,900)

Net decrease in net assets	(90,686)	(228,311)

Net assets beginning of period/year	709,684	937,995

Net assets end of period/year (including undistributed net investment income of $191,262 and $182,325, respectively)	$618,998	$709,684

See accompanying notes to financial statements.

SEI Alpha Strategy Portfolios, LP

Financial Highlights

	SEI LIBOR Plus Portfolio
	Six Months Ended November 30, 2012 (Unaudited)		Year Ended May 31, 2012	Year Ended May 31, 2011	Year Ended May 31, 2010	Year Ended May 31, 2009	August 31, 2007† to May 31, 2008
These financial highlights reflect data for a share outstanding throughout the period:
Net asset value, beginning of period	$7.19		$7.01	$6.69	$5.91	$9.28	$10.00

Investment operations
Net investment income (a)	0.10		0.19	0.18	0.20	0.36	0.37
Net realized and unrealized gain (loss) on securities (a)	0.16		(0.01)	0.14	0.58	(3.73)	(1.09)

Total from investment operations	0.26		0.18	0.32	0.78	(3.37)	(0.72)

Net asset value, end of period	$7.45		$7.19	$7.01	$6.69	$5.91	$9.28

Total Return(b)	3.62%		2.57%	4.78%	13.20%	(36.31)%	(7.20)%

Net assets, end of period (000)	$618,998		$709,684	$937,995	$842,217	$674,257	$1,575,733

Ratios to average net assets:
Expenses, net of waivers	0.18	%(c) (d)	0.17%	0.17%	0.22%	0.19%	0.16	%(c)
Expenses, gross of waivers	0.39	% (c)	0.37%	0.37%	0.38%	0.38%	0.38	%(c)
Net investment income	2.69	% (c)	2.75%	2.64%	3.16%	4.77%	5.25	%(c)
Portfolio turnover(b)	13%		42%	70%	229%	282%	264%

‡	Commencement of operations.
(a)	Calculated based on average shares outstanding during the period.
(b)	Returns and turnover rates are for the period indicated and have not been annualized.
(c)	Annualized.
(d)	Expense ratio includes interest expense. Had this expense been excluded the ratio would have been 0.17%.

See accompanying notes to financial statements.

SEI Alpha Strategy Portfolios, LP

Notes to Financial Statements

November 30, 2012

(Unaudited)

(1)	Organization and Nature of Operations

SEI Alpha Strategy Portfolios, LP (the “Fund”) is a Delaware limited partnership established on May 22, 2007 and commenced operations on August 31, 2007 pursuant to its Agreement of Limited Partnership dated June 29, 2007. The Partnership Agreement permits the Fund to offer separate series (“series”) of units of limited partnership interest (“shares”) and separate classes of shares of such series. The Fund is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). The Fund was established to facilitate the investment needs of registered investment company clients and institutional clients (“Clients”) of SEI Investments Management Corporation (“SIMC” or the “Investment Adviser”) the investment adviser to the Fund. The Fund intends to establish various series that will serve as investment vehicles for those SIMC clients that desire to pursue a distinct investment strategy or gain exposure to particular market segments or asset classes by investing in a pooled investment vehicle rather than directly investing in securities and other investments. The Fund is currently offered exclusively to SIMC’s Clients.

The Fund has currently established a series of units of limited partnership interest representing interests in one portfolio: SEI LIBOR Plus Portfolio (the “Portfolio”), which commenced operations on August 31, 2007. SIMC also serves as the Investment Adviser to the Portfolio. The Portfolio’s investment objective is to seek to maximize total return consistent with the preservation of capital and prudent investment management. Through allocation of the Portfolio’s assets among multiple sub-advisers that use different investment strategies, the Portfolio seeks to produce a total return that exceeds the total return of the BofA Merrill Lynch 3-Month LIBOR (London Interbank Offered Rate) Constant-Maturity Index.

As of November 30, 2012, registered investment companies affiliated with the Investment Adviser owned 100% of the Portfolio.

SEI Investment Strategies, LLC (the “General Partner”), a Delaware limited liability company, serves as the General Partner to the Fund. The General Partner has sole and exclusive authority to manage the operations and business of the Fund, although it has delegated its investment authority to the Investment Adviser.

(2)	Significant Accounting Policies

(a)	Use of Estimates

The preparation of financial statements in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”) requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Management believes that the estimates utilized in preparing the Fund’s financial statements are reasonable and prudent; however, actual results could differ from these estimates and it is reasonably possible that differences could be material.

SEI Alpha Strategy Portfolios, LP

Notes to Financial Statements

November 30, 2012

(Unaudited) (Continued)

(2)	Significant Accounting Policies (continued)

(b)	Valuation of Investments

Securities listed on a securities exchange, market or automated quotation system for which quotations are readily available (except for securities traded on NASDAQ) are valued at the last quoted sale price on the primary exchange or market (foreign or domestic) on which they are traded, or, if there is no such reported sale, at the most recent quoted bid price. For securities traded on NASDAQ, the NASDAQ Official Closing Price will be used. Debt securities are priced based upon valuations provided by independent, third-party pricing agents, if available. Such values generally reflect the last reported sales price if the security is actively traded. The third-party pricing agents may also value debt securities at an evaluated bid price by employing methodologies that utilize actual market transactions, broker-supplied valuations, or other methodologies designed to identify the market value for such securities. Debt obligations with remaining maturities of sixty days or less may be valued at their amortized cost, which approximates market value. Prices for most securities held in the Portfolio are provided daily by recognized independent pricing agents. If a security price cannot be obtained from an independent, third-party pricing agent, the Portfolio seeks to obtain a bid price from at least one independent broker.

Securities for which market prices are not “readily available” are valued in accordance with Fair Value Procedures established by the Fund’s Board of Directors. The Fund’s Fair Value Procedures are implemented through a Fair Value Committee (the “Committee”) designated by the Fund’s Board of Directors. Some of the more common reasons that may necessitate that a security be valued using Fair Value Procedures include: the security’s trading has been halted or suspended; the security has been de-listed from a national exchange; the security’s primary trading market is temporarily closed at a time when, under normal conditions, it would be open; or the security’s primary pricing source is not able or willing to provide a price. When a security is valued in accordance with the Fair Value Procedures, the Committee will determine the value after taking into consideration relevant information reasonably available to the Committee.

For securities that principally trade on a foreign market or exchange, a significant gap in time can exist between the time of a particular security’s last trade and the time at which the Portfolio calculated its net asset value. The closing prices of such securities may no longer reflect their market value at the time the Portfolio calculates net asset value if an event that could materially affect the value of those securities (a “Significant Event”) has occurred between the time of the security’s last close and the time that the Portfolio calculates net asset value.

SEI Alpha Strategy Portfolios, LP

Notes to Financial Statements

November 30, 2012

(Unaudited) (Continued)

(2)	Significant Accounting Policies (continued)

(b)	Valuation of Investments (continued)

A Significant Event may relate to a single issuer or to an entire market sector. If the adviser or sub-adviser of the Portfolio becomes aware of a Significant Event that has occurred with respect to a security or group of securities after the closing of the exchange or market on which the security or securities principally trade, but before the time at which the Portfolio calculates net asset value, it may request that a Committee meeting be called. In addition, the Portfolio’s administrator monitors price movements among certain selected indices, securities and/or baskets of securities that may be an indicator that the closing prices received earlier from foreign exchanges or markets may not reflect market value at the time the Portfolio calculates net asset value. If price movements in a monitored index or security exceed levels established by the administrator, the administrator notifies the adviser or sub-adviser for the Portfolio holding the relevant securities that such limits have been exceeded. In such event, the adviser or sub-adviser makes the determination whether a Committee meeting should be called based on the information provided.

Options and warrants, for which the primary market is a national securities exchange, are valued at the last sale price on the exchange on which they are traded, or, in the absence of any sale, at the closing bid price. Options and warrants not traded on a national securities exchange are valued at the last quoted bid price.

In accordance with U.S. GAAP, fair value is defined as the price that the Portfolio would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market of the investment. A three tier hierarchy has been established to maximize the use of observable and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing an asset. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability based on the best information available in the circumstances.

The three-tier hierarchy of inputs is summarized in the three broad Levels listed below:

Level 1 — quoted prices in active markets for identical investments

Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risks, etc.)

Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

SEI Alpha Strategy Portfolios, LP

Notes to Financial Statements

November 30, 2012

(Unaudited) (Continued)

(2)	Significant Accounting Policies (continued)

(b)	Valuation of Investments (continued)

Effective May 1, 2012, the Fund adopted Accounting Standards Update (“ASU”) No. 2011-04 “Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and International Financial Reporting Standards (“IFRS”)”. ASU 2011-04 includes common requirements for measurement of and disclosure about fair value between U.S. GAAP and IFRS. ASU 2011-04 requires reporting entities to disclose the following information for fair value measurements categorized within Level 3 of the fair value hierarchy: quantitative information about the unobservable inputs used in the fair value measurement, the valuation processes used by the reporting entity, and a narrative description of the sensitivity of the fair value measurement to changes in unobservable inputs and the interrelationships between those unobservable inputs. In addition, ASU 2011-04 requires reporting entities to make disclosures about amounts and reasons for all transfers in and out of Level 1 and Level 2 fair value measurements. The adoption of ASU 2011-04 had no impact on the Fund’s net assets.

The valuation techniques used by the Fund to measure fair value during the six month period ended November 30, 2012 maximized the use of observable inputs and minimized the use of unobservable inputs. For details of investment classifications, refer to the Schedule of Investments.

As of November 30, 2012, there were no significant changes to the Fund’s fair valuation methodologies.

(c)	Security Transactions, Investment Income and Realized Gain and Loss

Security transactions are accounted for on the trade date. Costs used in determining net realized capital gains and losses on the sale of securities are on the basis of specific identification. Dividend income is recognized on the ex-dividend date, and interest income is recognized using the accrual basis of accounting. Income from payment-in-kind securities is recorded daily based on the effective interest method of accrual.

Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The Portfolio estimates the components of distributions received that may be considered nontaxable distributions or capital gain distributions.

Amortization and accretion is calculated using the scientific interest method, which approximates the effective interest method over the holding period of the security. Amortization of premiums and discounts is included in interest income.

(d)	Repurchase Agreements (continued)

To the extent consistent with its Investment Goal and Principal Investment Strategies, the Portfolio may also invest in tri-party repurchase agreements. Securities held as collateral for tri-party repurchase agreements are maintained by the broker’s custodian bank in a segregated account until the repurchase date of the repurchase agreement.

SEI Alpha Strategy Portfolios, LP

Notes to Financial Statements

November 30, 2012

(Unaudited) (Continued)

(2)	Significant Accounting Policies (continued)

(d)	Repurchase Agreements (continued)

Provisions of the repurchase agreements and the Portfolio’s policies require that the market value of the collateral, including accrued interest thereon, is sufficient in the event of default by the counterparty. If the counterparty defaults and the value of the collateral declines, or if the counterparty enters into an insolvency proceeding, realization of the collateral by the Portfolio may be delayed or limited. As of November 30, 2012, the Portfolio had not entered into any repurchase agreements.

(e)	Reverse Repurchase Agreements

To the extent consistent with its Investment Goal and Principal Investment Strategies, the Portfolio may issue reverse repurchase agreements. A reverse repurchase agreement involves the sale of Portfolio assets together with an agreement to repurchase the same assets later at a fixed price. The segregated assets may consist of cash, U.S. Government securities, or other liquid securities at least equal in value to the obligations under the reverse repurchase agreements. In the event the buyer of securities under a reverse repurchase agreement files for bankruptcy or becomes insolvent, the Portfolio’s use of the proceeds under the agreement may be restricted pending a determination by the other party, or its trustee or receiver, whether to enforce the obligation to repurchase the securities.

The open reverse repurchase agreements held by the Portfolio as of November 30, 2012 are as follows:

Principal Amount ($ Thousands)	Counterparty	Value ($ Thousands)
$(2,550)	JP Morgan, 0.09%	$(2,550)
(2,274)	JP Morgan, 0.09%	(2,274)
(1,744)	JP Morgan, 0.10%	(1,744)
(1,131)	JP Morgan, 0.09%	(1,131)

		$(7,699)

(f)	Foreign Currency Translation

The books and records of the Portfolio are maintained in U.S. dollars on the following basis:

(I) market value of investment securities, assets and liabilities at the current rate of exchange; and

(II) purchases and sales of investment securities, income and expenses at the relevant rates of exchange prevailing on the respective dates of such transactions.

The Portfolio does not isolate the portion of gains and losses on investments in equity securities that is due to changes in the foreign exchange rates from that which is due to changes in market prices of equity securities. The Portfolio reports certain foreign-currency-related transactions as components of realized gains for financial reporting purposes, whereas such components are treated as ordinary income for Federal income tax purposes.

SEI Alpha Strategy Portfolios, LP

Notes to Financial Statements

November 30, 2012

(Unaudited) (Continued)

(2)	Significant Accounting Policies (continued)

(g)	Futures Contracts

The Portfolio utilized futures contracts during the six month period ended November 30, 2012. The Portfolio purchased future contracts to gain exposure to market changes, which was more efficient and/or cost effective than actually buying the securities. The Portfolio’s investments in futures contracts were for tactical hedging purposes as well as to enhance the Portfolio’s returns.

Upon entering into such a contract, the Portfolio is required to deposit and maintain as collateral initial margin deposits of cash or securities as required by the exchange on which the contract is traded. The contracts are marked to market daily and the resulting changes in value are accounted for as unrealized gains and losses in the Statement of Operations. Variation margin payments are paid or received, depending upon whether unrealized gains or losses are incurred. When the contract is closed, the Portfolio records a realized gain or loss equal to the difference between the proceeds from (or cost of) the closing transaction and the amount invested in the contract.

Risks of entering into futures contracts include the possibility that there will be an imperfect price correlation between the futures and the underlying securities. Second, it is possible that a lack of liquidity for futures contracts could exist in the secondary market, resulting in an inability to close a position prior to its maturity date. Third, the futures contract involves the risk that the Portfolio could lose more than the original margin deposit required to initiate a futures transaction. Finally, the risk exists that losses could exceed amounts disclosed on the Statement of Assets and Liabilities.

(h)	Options/Swaptions Writing/Purchasing

To the extent consistent with its Investment Goal and Principal Investment Strategies, the Portfolio may invest in financial options/swaptions contracts for the purpose of enhancing the Portfolio’s returns. When the Portfolio writes or purchases an option/swaption, an amount equal to the premium received or paid by the Portfolio is recorded as a liability or an asset and is subsequently adjusted to the current market value of the option/swaption written or purchased. Premiums received or paid from writing or purchasing options/swaptions which expire unexercised are treated by the Portfolio on the expiration date as realized gains or losses.

The difference between the premium and the amount paid or received on affecting a closing purchase or sale transaction, including brokerage commissions, is also treated as a realized gain or loss. If an option/swaption is exercised, the premium paid or received is added to the cost of the purchase or proceeds from the sale in determining whether the Portfolio has realized a gain or a loss on investment transactions.

The risk in writing a call option/swaption is that the Portfolio gives up the opportunity for profit if the market price of the security increases. The risk in writing a put option/swaption is that the Portfolio may incur a loss if the market price of the security decreases and the option/swaption is exercised. The risk in purchasing an option/swaption is that the Portfolio pays a premium whether or not the option/swaption is exercised. The Portfolio also has the additional risk of being unable to enter into a closing transaction at an acceptable price if a liquid secondary market does not exist. Option/swaption contracts also involve the risk that they may not work as intended due to

SEI Alpha Strategy Portfolios, LP

Notes to Financial Statements

November 30, 2012

(Unaudited) (Continued)

(2)	Significant Accounting Policies (continued)

(i)	Options/Swaptions Writing/Purchasing (continued)

unanticipated developments in market conditions or other causes. Finally, the risk exists that losses on written options could exceed amounts disclosed on the Statement of Assets and Liabilities. As of November 30, 2012 and for the period then ended, the Portfolio did not hold any options/swaptions.

(j)	Swap Agreements

To the extent consistent with its Investment Goal and Principal Investment Strategies, the Portfolio may enter into swap contracts to manage interest rate risk and credit risk. The portfolio’s investments in swap contracts would be mainly for tactical hedging purposes rather than leveraging. A swap agreement is a two-party contract under which an agreement is made to exchange returns from predetermined investments or instruments, including a particular interest rate, foreign currency, or “basket” of securities representing a particular index. Interest rate swaps involve the exchange by the Portfolio with another party of their respective commitments to pay or receive interest (e.g., an exchange of floating rate payments for fixed rate payments) with respect to a notional amount of principal.

Credit-default swaps involve periodic payments by the Portfolio or a counterparty based on a specified rate multiplied by a notional amount assigned to an underlying debt instrument or group of debt instruments in exchange for the assumption of credit risk on the same instruments. If the Portfolio is a seller of protection, and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will generally either (i) pay to the buyer an amount equal to the notional amount of the swap and take delivery of the referenced obligation, other deliverable obligations, or underlying securities comprising a referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising a referenced index. If the Portfolio is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index. Recovery values are assumed by market makers considering either industry standard recovery rates or entity specific factors and considerations until a credit event occurs. If a credit event has occurred, the recovery value is determined by a facilitated auction whereby a minimum number of allowable broker bids, together with a specified valuation method, are used to calculate the settlement value.

Total return swaps allow an investor to benefit from the cash flow from a security, without ever actually owning the underlying security. The receiver must pay any decline in value to the payer at the end of the total return swap. However, the investor does not need to make a payment if there is no decline in price. Payments can be made on various indices, bonds (i.e. mortgage backed securities, bank debt and corporate), loans or commodities. The value of a total return swap is equal to the change in value of the underlying asset versus the accrued income payment based on LIBOR or some other form of indices on the notional amount.

SEI Alpha Strategy Portfolios, LP

Notes to Financial Statements

November 30, 2012

(Unaudited) (Continued)

(2)	Significant Accounting Policies (continued)

(j)	Swap Agreements (continued)

Interest rate swaps involve the exchange by the Portfolio with another party of their respective commitments to pay or receive interest (e.g., an exchange of floating rate payments for fixed rate payments) with respect to a notional amount of principal to manage the Portfolio’s exposure to interest rates.

The Portfolio is party to International Swap Dealers Association, Inc. Master Agreements (“ISDA Master Agreements”). These agreements are with select counterparties and they govern transactions, including certain over-the-counter derivative and foreign exchange contracts, entered into by the Portfolio and the counterparty.

Payments received or made are recorded as realized gains or loss. The Portfolio could be exposed to credit or market risk due to unfavorable changes in the fluctuation of interest rates or if the counterparty defaults on its obligation to perform. Risk of loss may exceed amounts recognized on the Statement of Assets and Liabilities. Interest rate swap contracts outstanding at period end, if any, are listed after the Schedule of Investments. In connection with swap agreements, cash and securities may be set aside as collateral by the Portfolio’s custodian. The Portfolio enters into swap agreements in order to, among other things, change the maturity or duration of the investment portfolio, to protect the Portfolio’s value from changes in interest rates, or to expose the Portfolio to a different security or market.

Swaps are marked-to-market daily based upon quotations from market makers and the resulting changes in market values, if any, are recorded as an unrealized gain or loss in the Statement of Operations. Net payments of interest are recorded as realized gains or losses.

Entering into swap agreements involves, to varying degrees, elements of credit and market risk in excess of the amounts recognized on the Statement of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreement may default on its obligation to perform and that there may be unfavorable changes in the fluctuation of interest rates. Risks also arise from potential losses from adverse market movements.

As of November 30, 2012 and for the period then ended, the Portfolio did not hold any swap contracts.

(k)	Delayed Delivery Transactions

To the extent consistent with its Investment Goal and Principal Investment Strategies, the Portfolio may purchase or sell securities on a when-issued or delayed delivery basis. These transactions involve a commitment by the Portfolio to purchase or sell securities for a predetermined price or yield, with payment and delivery taking place beyond the customary settlement period. When delayed delivery purchases are outstanding, the Portfolio will set aside liquid assets in an amount sufficient to meet the purchase price. When purchasing a security on a delayed delivery basis, the Portfolio assumes the rights and risks of ownership of the security, including the risk of price and yield fluctuations, and takes such fluctuations into account when determining its net asset value. The Portfolio may dispose of or renegotiate a delayed delivery transaction after it is entered into, and may sell when-issued securities before they are delivered, which may result in a capital gain or loss. When the Portfolio has sold a security on a delayed delivery basis, the Portfolio does not participate in future gains and losses with respect to the security.

SEI Alpha Strategy Portfolios, LP

Notes to Financial Statements

November 30, 2012

(Unaudited) (Continued)

(2)	Significant Accounting Policies (concluded)

(l)	Collateralized Debt Obligations

The Portfolio invests in collateralized debt obligations (“CDOs”), which include collateralized loan obligations (“CLOs”) and other similarly structured securities. CLOs are a type of asset-backed securities. A CLO is a trust typically collateralized by a pool of loans, which may include, among others, domestic and foreign senior secured loans, senior unsecured loans, and subordinate corporate loans, including loans that may be rated below investment grade or equivalent unrated loans. CDOs may charge management fees and administrative expenses.

For CDOs, the cash flows from the trust are split into two or more portions, called tranches, varying in risk and yield. The riskiest portion is the “equity” tranche which bears the bulk of defaults from the bonds or loans in the trust and serves to protect the other, more senior tranches from default in all but the most severe circumstances. Since it is partially protected from defaults, a senior tranche from a CDO trust typically has a higher rating and lower yield than their underlying securities, and can be rated investment grade. Despite the protection from the equity tranche, CDO tranches can experience substantial losses due to actual defaults, increased sensitivity to defaults due to collateral default and disappearance of protecting tranches, market anticipation of defaults, as well as aversion to CDO securities as a class.

The risks of an investment in a CDO depend largely on the type of the collateral securities and the class of the CDO in which the Portfolio invests. Normally, CLOs and other CDOs are privately offered and sold, and thus, are not registered under the securities laws. As a result, investments in CDOs may be characterized by the Portfolio as illiquid securities; however, an active dealer market may exist for CDOs, allowing a CDO to qualify for Rule 144A transactions. In addition to the normal risks associated with fixed income securities (e.g., interest rate risk and default risk), CDOs carry additional risks including, but are not limited to: (i) the possibility that distributions from collateral securities will not be adequate to make interest or other payments; (ii) the quality of the collateral may decline in value or default; (iii) the Portfolio may invest in CDOs that are subordinate to other classes; and (iv) the complex structure of the security may not be fully understood at the time of investment and may produce disputes with the issuer or unexpected investment results.

(m)	Dividends and Distributions to Shareholders

The Portfolio allocates its net income daily as a dividend and is paid monthly. Such dividends are allocated among the limited partners based upon each limited partner’s respective ownership percentage. The Portfolio makes distributions of capital gains, if any, at least annually.

(3)	Investment Adviser, Administrator and Other Transactions

SIMC serves as Investment Adviser to the Portfolio and acts as the manager of managers of the Portfolio. In connection with serving as investment adviser, SIMC is entitled to a fee, which is calculated daily and paid monthly, at an annual rate of 0.30% of the average daily net assets of the Portfolio. Effective June 1, 2010, SIMC has voluntarily agreed to waive a portion of its fee so that the total amount of expenses of the Portfolio, exclusive of short sale expenses, will not exceed 0.17% of the Portfolio’s average net assets.

SEI Alpha Strategy Portfolios, LP

Notes to Financial Statements

November 30, 2012

(Unaudited) (Continued)

(3)	Investment Adviser, Administrator and Other Transactions (continued)

SIMC has entered into investment sub-advisory agreements with the following parties: Declaration Management & Research LLC and Brookfield Investment Management, Inc. SIMC pays the sub-advisers out of the investment advisory fees it receives.

SEI Global Services, Inc. (the “Administrator”), serves as the Fund’s administrator. The Administrator is a wholly-owned subsidiary of SEI Investments Company. The Administrator provides certain administrative, accounting, and transfer agency services to the Portfolio. The services to be performed by the Administrator may be completed by one or more of its affiliated companies. The Portfolio pays the Administrator a fee equal to 0.05% (on an annualized basis) of the Portfolio’s Net Asset Value, which is accrued daily and is paid monthly in arrears. In conjunction with the Adviser, the Administrator has voluntarily agreed to waive a portion of its fee so that the total amount of expenses of the Portfolio will not exceed 0.17% of the Portfolio’s average net assets. The waiver is voluntary and the Portfolio’s Administrator may discontinue all or part of the waiver at any time.

Shares of the Portfolio are sold on a private placement basis in accordance with Regulation D under the 1933 Act. SEI Investments Distribution Co. (“SIDCo.”) acts as the placement agent for the shares of the Portfolio. SIDCo. is a wholly owned subsidiary of SEI Investments Company. SIDCo. receives no compensation for its services.

The Portfolio may invest in certain companies with which it is affiliated. Such investments are considered an “Investment in Affiliated Securities” and are disclosed on the Schedule of Investments.

The SEC has granted an exemption that permits the Fund to participate in an interfund lending program (the “Program”) with existing or future open-end investment companies registered under the 1940 Act that are advised by SIMC (the “SEI Funds”). The Program allows the SEI Funds to lend money to and borrow money from each other for temporary or emergency purposes. Participation in the Program is voluntary for both borrowing and lending funds. Interfund loans may be made only when the rate of interest to be charged is more favorable to the lending fund than an investment in overnight repurchase agreements (“Repo Rate”), and more favorable to the borrowing fund than the rate of interest that would be charged by a bank for short-term borrowings (“Bank Loan Rate”). The Bank Loan Rate will be determined using a formula reviewed by the SEI Funds’ Board of Trustees/Directors annually. The interest rate imposed on interfund loans is the average of the Repo Rate and the Bank Loan Rate. As of November 30, 2012 and for the period then ended, the Fund did not participate in the Program.

(4)	Allocation of Profits and Losses

For federal income tax purposes, the Portfolio’s items of income, gain, loss and deduction for each taxable year are allocated among the limited partners in such manner as to take into account equitably the variations between the Portfolio’s tax basis in and book value of its assets; based upon each limited partner’s respective ownership percentage.

SEI Alpha Strategy Portfolios, LP

Notes to Financial Statements

November 30, 2012

(Unaudited) (Continued)

(5)	Capital Subscriptions and Redemptions

Shares of the Portfolio may be issued on any day that the New York Stock Exchange (“NYSE”) is open for business (a “business day”). The Portfolio calculates its net asset value (“NAV”) once each business day as of the close of normal trading on the NYSE (normally 4:00 pm Eastern Time).

Shares of the Portfolio may be redeemed on any business day. The sale price of each share will be the next NAV determined after the Portfolio receives the request.

Share transactions of the Portfolio for the six month period ended November 30, 2012, were as follows (Thousands):

Shares Issued	18,972
Shares Redeemed	(34,588)

Total Share Transactions	(15,616)

(6)	Investment Transactions

The cost of security purchases and proceeds from the sale and maturity of securities, other than temporary cash investments and futures, during the six month period ended November 30, 2012 were as follows ($ Thousands):

	U.S. Gov’t	Other	Total
Purchases	$24,643	$48,028	$72,671
Sales and Maturities	22,567	127,272	149,839

(7)	Federal Tax Information

The Fund’s taxable income or loss is reported by the limited partners individually. The liability for payment of federal and state income tax on the Fund’s earnings is the responsibility of its partners, rather than that of the Fund. Accordingly, no provision on liability for U.S. federal income taxes has been recorded in the financial statements.

Management has analyzed the Fund’s tax positions taken on federal income tax returns for all open tax years and has concluded that as of November 30, 2012, no provision for income tax would be required in the Fund’s financial statements. The Fund’s federal and state income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state departments of revenue.

SEI Alpha Strategy Portfolios, LP

Notes to Financial Statements

November 30, 2012

(Unaudited) (Continued)

(7)	Federal Tax Information (continued)

The Federal tax cost and aggregate gross unrealized appreciation and depreciation on investments held by the Portfolio at November 30, 2012, were as follows ($ Thousands):

Federal Tax cost	Appreciated Securities	Depreciated Securities	Net Unrealized Depreciation
$663,433	$14,468	$(42,585)	$(28,117)

(8)	Concentrations/Risks

In the normal course of business, the Portfolio may enter into contracts that provide general indemnifications by the Portfolio to the counterparty of the contract. The Portfolio’s maximum exposure under these arrangements is dependent on future claims that may be made against the Portfolio and, therefore, cannot be estimated; however, based on experience, the risk of loss from such claims is considered remote.

The Portfolio concentrates its investments in Mortgage-Backed Obligations and Asset-Backed Obligations which may cause greater fluctuations in market values. The market values of the Portfolio’s investments may also change in response to interest rate changes and other factors. During periods of falling interest rates, the values of fixed income securities generally rise. Conversely, during periods of rising interest rates, the values of such securities generally decline. Changes by recognized rating agencies in the ratings of any fixed income security and in the ability of an issuer to make payments of interest and principal may also affect the value of these investments.

(9)	New Accounting Pronouncements

In December 2011, the FASB issued a further update to the guidance “Balance Sheet – Disclosures about Offsetting Assets and Liabilities”. The amendments to this standard require an entity to disclose information about offsetting and related arrangements to enable users of its financial statements to understand the effect of those arrangements on its financial position. The amended guidance is effective for interim and annual reporting periods beginning after January 1, 2013. At this time, management is evaluating the implications of this update and its impact on the financial statements has not been determined.

(10)	Subsequent Events

Management has evaluated the need for disclosures and/or adjustments resulting from subsequent events through the date the financial statements were issued. Based on this evaluation, no adjustments were required to the financial statements as of November 30, 2012.

SEI Alpha Strategy Portfolios, LP

Disclosure of Fund Expenses (Unaudited)

All mutual funds have operating expenses. As a shareholder of the Portfolio, your investment is affected by these ongoing costs, which include (among others) costs for portfolio management, administrative services, and shareholder reports like this one. It is important for you to understand the impact of these costs on your investment returns.

Operating expenses such as these are deducted from the Portfolio’s gross income and directly reduce your final investment return. These expenses are expressed as a percentage of the Portfolio’s average net assets; this percentage is known as the Portfolio’s expense ratio.

The following examples use the expense ratio and are intended to help you understand the ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with those of other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period shown and held for the entire period.

•

Actual Portfolio Return. The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expense that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

•

Hypothetical 5% Return. The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value 06/01/12	Ending Account Value 11/30/12	Annualized Expense Ratios	Expenses Paid During Period*
SEI LIBOR Plus Portfolio
Actual Fund Return	$1,000.00	$1,036.20	0.18%	$0.92
Hypothetical 5% Return	1,000.00	1,024.17	0.18	0.91

*	Expenses are equal to the Portfolio’s annualized expense ratio multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period).

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q within sixty days after the end of the period. The Fund’s Form N-Q is available on the Commission’s website at http://www.sec.gov, and may be reviewed and copied at the Commission’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities, as well as information relating to how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, is available (i) without charge, upon request, by calling (888) 786-9977; and (ii) on the Commission’s website at http://www.sec.gov.

Item 2.	Code of Ethics.

Not applicable for semi-annual report.

Item 3.	Audit Committee Financial Expert.

Not applicable for semi-annual report.

Item 4.	Principal Accountant Fees and Services.

Not applicable for semi-annual report.

Item 5.	Audit Committee of Listed Registrants.

Not applicable.

Item 6.	Schedule of Investments.

Not applicable.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8.	Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9.	Purchases of Equity Securities by Closed-End Management Company and Affiliated Purchasers.

Not applicable.

Item 10.	Submission of Matters to a Vote of Security Holders.

The Registrant has a standing Governance Committee (the “Committee”) currently consisting of the Independent Directors. The Committee is responsible for evaluating and recommending nominees for election to the Registrant’s Board of Directors (the “Board”). Pursuant to the Committee’s charter, adopted on June 18, 2004, as amended, the Committee will review all shareholder recommendations for nominations to fill vacancies on the Board if such recommendations are submitted in writing and addressed to the Committee at the Registrant’s office.

Item 11.	Controls and Procedures.

(a) The Registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under Act (17 CFR 270.30a-3(c)) are effective, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Exchange Act (17 CFR 240.13a-15(b) or 240.15d-15(b)) as of a date within 90 days of the filing date of this report.

(b) There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrants internal control over financial reporting.

Items 12.	Exhibits.

(a)(1) Not applicable for semi-annual report.

(a)(2) A separate certification for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)), as amended (17 CFR 270.30a-2(a)), are filed herewith.

(b) Officer certifications as required by Rule 30a-2(b) under the 1940 Act, as amended (17 CFR 270.30a-2(b)) also accompany this filing as an exhibit.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

SEI Alpha Strategy Portfolios, LP

By	/s/ Robert A. Nesher
Robert A. Nesher, President & CEO

Date: January 31, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By	/s/ Robert A. Nesher
Robert A. Nesher, President & CEO

Date: January 31, 2013

By	/s/ Peter A. Rodriguez
Peter A. Rodriguez, Controller & CFO

Date: January 31, 2013